UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER
Distribution Report Pursuant to Section 13 or 15(d) of
the Securities Exchange Act of 1934

For the monthly reporting period from January 1, 2023 to February 28, 2023

Commission File Number of issuing entity: 333-260710-03
Central Index Key Number of issuing entity: 0001951264

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2023-1
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-260710
Central Index Key Number of depositor: 0001133438

CAPITAL ONE AUTO RECEIVABLES, LLC
(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor: 0000047288

CAPITAL ONE, NATIONAL ASSOCIATION
(Exact name of sponsor as specified in its charter)

Eric Bauder
Senior Director, Capital Markets
703-720-3148

Delaware
(State of jurisdiction of incorporation or organization of the issuing entity)
92-6150068
(I.R.S. Employer Identification No.)

c/o Capital One Auto Receivables, LLC 1600 Capital One Drive Room 27907B McLean, Virginia (Address of principal executive offices)	22102 (zip code)
703-720-3148
(Telephone number, including area code)

Each class of Notes to which this report on Form 10-D relates is subject to the reporting requirements of Section 15(d) of the Securities Exchange Act of 1934. The title of each class of Notes to which this report on Form 10-D relates is set forth in Exhibit 99.1 hereto.

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes ☒ No ☐

PART I - DISTRIBUTION INFORMATION

ITEM 1 - Distribution and Pool Performance Information.
Response to Item 1 is set forth in Exhibit 99.1.
ITEM 1A -Asset-Level Information.
The asset-level data for the asset pool of the issuing entity included in Exhibit 102 and 102.1 to the Form ABS-EE filed by the issuing entity with the U.S. Securities and Exchange Commission on March 15, 2023 (the “Form ABS-EE”) is incorporated into this Form 10-D by reference.
The additional asset-level information or explanatory language for the asset pool of the issuing entity included in Exhibit 103 and 103.1 to the Form ABS-EE is also incorporated into this Form 10-D by reference.

ITEM 1B - Asset Representations Reviewer and Investor Communication.
None.

PART II - OTHER INFORMATION
ITEM 2 - Legal Proceedings.
None.
ITEM 3 - Sales of Securities and Use of Proceeds.
None.
ITEM 4 - Defaults Upon Senior Securities.
None.
ITEM 5 - [Reserved]
ITEM 6 - Significant Obliger's of Pool Assets.
None.
ITEM 7 - Change in Sponsor Interest in the Securities.
None.
ITEM 8 - Significant Enhancement Provider Information.
None.

ITEM 9 - Other Information.

Repurchases and Replacements

No assets securitized by Capital One, National Association ("CONA") and held by the issuing entity were the subject of a demand to repurchase or replace for breach of the representations and warranties during the monthly reporting period from January 1, 2023 to February 28, 2023. Please refer to the Form ABS-15G filed by the depositor on February 9, 2023 for additional information. The CIK number of the depositor is 0001133438.

Credit Risk Retention Rules

On February 23, 2023 (the "Closing Date"), CONA (either directly or through one or more wholly-owned special purposes subsidiaries of CONA) retained 5% of each class of Notes and the Certificates issued by Capital One Prime Auto Receivables Trust 2023-1 (collectively, the “Retained Interest”) (a) in order to enable compliance by affected institutional investors with certain provisions of Regulation (EU) 2017/2402 of the European Parliament and of the Council of December 12, 2017 (the “EU Securitization Regulation”) and all relevant implementing regulations in relation thereto, all regulatory and/or implementing technical standards in relation thereto or applicable in relation thereto pursuant to any transitional arrangements made pursuant to the EU Securitization Regulation and, in each case, any relevant guidance published in relation thereto by the European Banking Authority, the European Securities and Markets Authority and the European Insurance and Occupational Pensions Authority (or in each case, any predecessor or any other applicable regulatory authority) or by the European Commission (collectively, together with the EU Securitization Regulation, the “EU SR Rules”), each as in effect and applicable on the Closing Date, and (b) in order to enable compliance by affected institutional investors with certain provisions of the EU Securitization Regulation as it forms part of UK domestic law as “retained EU law” by operation of the European Withdrawal Act 2018 (as amended, “EUWA”) and as amended by the Securitisation (Amendment) (EU Exit) Regulations 2019 (the “UK Securitization Regulation”) and (i) all applicable binding technical standards made under the UK Securitization Regulation, (ii) any EU regulatory technical standards or implementing technical standards relating to the EU Securitization Regulation forming part of UK domestic law by operation of the EUWA, (iii) all relevant guidance, policy statements or directions relating to the application of the UK Securitization Regulation (or any binding technical standards) published by the Financial Conduct Authority and/or the Prudential Regulation Authority (or their successors), (iv) any guidelines relating to the application of the EU Securitization Regulation which are applicable in the UK, (v) any other transitional, saving or other provision relevant to the UK Securitization Regulation by virtue of operation of the EUWA and (vi) any other applicable laws, acts, statutory instruments, rules, guidance or policy statements published or enacted relating to the UK Securitization Regulation (collectively, together with the UK Securitization Regulation, the “UK SR Rules”), each as in effect and applicable on the Closing Date. As of the last day of the period covered by this report CONA (either directly or through one or more wholly-owned special purposes subsidiaries of CONA) continues to retain the Retained Interest for purposes of the EU SR Rules and the UK SR Rules.

CONA has not hedged or otherwise mitigated (and has not permitted the depositor or any of its affiliates to hedge or otherwise mitigate) its credit risk under or associated with the Retained Interest, or sold, transferred or otherwise surrendered all or part of the rights, benefits or obligations arising from the Retained Interest, except, in each case, as permitted under those EU SR Rules and those UK SR Rules.

CONA has not changed the manner in which it retains the Retained Interest, except in accordance with those EU SR Rules and those UK SR Rules.

Transparency Requirements of EU Securitization Regulation and UK Securitization Regulation

This transaction has not been structured to ensure compliance by any person with the transparency requirements in Article 7 of the EU Securitization Regulation or Article 7 of the UK Securitization Regulation. Investors are responsible for and should analyze their own legal and regulatory position and are encouraged to consult with their own investment and legal advisors regarding the scope and application of and compliance with the EU Securitization Regulation or the UK Securitization Regulation and the suitability of the Notes for investment.

ITEM 10 - Exhibits.

(a) Documents filed as part of this report:
Exhibit 99.1:     Servicer’s Monthly Securityholder Report.

(b) Exhibits required by this Form and Item 601 of Regulation S-K:
Exhibit 102:     Asset Data File (incorporated by reference to Exhibit 102 to Form ABS-EE filed by the issuing entity on March 15, 2023 for collection period January 1, 2023 - January 31, 2023).
Exhibit 102.1:     Asset Data File (incorporated by reference to Exhibit 102.1 to Form ABS-EE filed by the issuing entity on March 15, 2023 for collection period February 1, 2023 - February 28, 2023).
Exhibit 103:    Asset Related Document (incorporated by reference to Exhibit 103 to Form ABS-EE filed by the issuing entity on March 15, 2023 for collection period January 1, 2023 - January 31, 2023).
Exhibit 103.1:    Asset Related Document (incorporated by reference to Exhibit 103.1 to Form ABS-EE filed by the issuing entity on March 15, 2023 for collection period February 1, 2023 - February 28, 2023).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Dated: March 15, 2023

Capital One Prime Auto Receivables Trust 2023-1
(Issuing Entity)

By:	Capital One, National Association
(Servicer, not in its individual capacity but
solely as servicer on behalf of the Issuing Entity)

By:	/s/ Jeremy Potts
Name:	Jeremy Potts
Title:	Managing Vice President, Deputy Controller